Fair Value Measurements Concentration of Credit Risk (Details) - USD ($) $ in Millions	Dec. 31, 2021		Dec. 31, 2020
Concentration Risk [Line Items]
Trade accounts and other receivables – net	$ 1,978		$ 999
NGLs, natural gas, and related products and services [Member]
Concentration Risk [Line Items]
Trade accounts and other receivables – net	486		470
Transportation of natural gas and related products [Member]
Concentration Risk [Line Items]
Trade accounts and other receivables – net	274		254
Marketing Of Natural Gas And NGLs
Concentration Risk [Line Items]
Trade accounts and other receivables – net	609	[1]	167
Marketing Of Natural Gas And NGLs | Sequent Acquisition
Concentration Risk [Line Items]
Trade accounts and other receivables – net	290
Oil and Gas, Exploration and Production
Concentration Risk [Line Items]
Trade accounts and other receivables – net	82		1
Accounts Receivable related to revenues from contracts with customers [Member]
Concentration Risk [Line Items]
Trade accounts and other receivables – net	1,451		892
Derivative Receivables
Concentration Risk [Line Items]
Trade accounts and other receivables – net	462	[2]	0
Derivative Receivables | Sequent Acquisition
Concentration Risk [Line Items]
Trade accounts and other receivables – net	462
Other Receivable [Member]
Concentration Risk [Line Items]
Trade accounts and other receivables – net	$ 65		$ 107

[1]	Includes $290 million related to the operations acquired in the Sequent Acquisition as of December 31, 2021.
[2]	Includes $462 million related to the operations acquired in the Sequent Acquisition as of December 31, 2021.